Income Taxes (Tables) - Noble Finance Company [Member]	11 Months Ended
Dec. 31, 2021
Components of Net Deferred Taxes
The components of the net deferred taxes are as follows:

	Successor 2021	Predecessor 2020
Deferred tax assets
United States
Net operating loss carry forwards	$3,485	$79,047
Disallowed interest deduction carryforwards	—	62,337
Deferred pension plan amounts	3,427	10,568
Accrued expenses not currently deductible	5,780	5,625
Other	121	3,178
Non-United States
Net operating loss carry forwards	1,013,281	47,187
Transition attribute	888,962	—
Tax credits carryover	23,849	—
Disallowed interest deduction carryforwards	13,625	13,625
Deferred pension plan amounts	—	558
Accrued expenses not currently deductible	170	—

Deferred tax assets	1,952,700	222,125
Less: valuation allowance	(1,899,092)	(191,835)

Net deferred tax assets	$53,608	$30,290

Deferred tax liabilities
United States
Excess of net book basis over remaining tax basis	$—	$(30,349)
Contract asset	(10,067)	—
Deferred revenue	(3,438)	—
Other	(1,116)	(1,796)
Non-United States
Excess of net book basis over remaining tax basis	(690)	(5,474)
Contract asset	(4,173)	—
Other	(1,912)	(1,272)

Deferred tax liabilities	(21,396)	(38,891)

Net deferred tax assets (liabilities)	$32,212	$(8,601)

Income (Loss) from Continuing Operations Before Income Taxes
Loss from continuing operations before income taxes consists of the following:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
United States	$(47,686)	$1,878,637	$(2,150,591)	$(65,062)
Non-United States	150,033	(1,624,986)	(2,088,271)	(844,022)

Total	$102,347	$253,651	$(4,238,862)	$(909,084)

Income Tax Provision for Continuing Operations
The income tax provision (benefit) for continuing operations consists of the following:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Current- United States	$(33,323)	$—	$(257,552)	$(34,726)
Current- Non-United States	67,952	922	23,474	14,011
Deferred- United States	(7,460)	(4,689)	(57,514)	(5,307)
Deferred- Non-United States	(26,804)	7,190	31,189	(12,518)

Total	$365	$3,423	$(260,403)	$(38,540)

Reconciliation of Reserve for Uncertain Tax Positions, Excluding Interest and Penalties
The following is a reconciliation of our reserve for uncertain tax positions, excluding interest and penalties.

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Gross balance at beginning of period	$37,156	$37,721	$130,837	$161,256
Additions based on tax positions related to current year	26,463	1,347	20,266	934
Additions for tax positions of prior years	21,465	—	206	224
Reductions for tax positions of prior years	(12,331)	(5)	(109,330)	(28,542)
Expiration of statutes	(9,310)	(1,907)	(4,258)	(1,629)
Tax settlements	—	—	—	(1,406)

Gross balance at end of period	63,443	37,156	37,721	130,837
Related tax benefits	(384)	(384)	(384)	(400)

Net reserve at end of period	$63,059	$36,772	$37,337	$130,437

Summary of Liabilities Related to Reserve for Uncertain Tax Positions
The liabilities related to our reserve for uncertain tax positions are comprised of the following:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020
Reserve for uncertain tax positions, excluding interest and penalties	$63,059	$36,772	$37,337
Interest and penalties included in “Other liabilities”	11,930	5,273	5,164

Reserve for uncertain tax positions, including interest and penalties	$74,989	$42,045	$42,501

Schedule of Effective Tax Rate Reconciliation

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Effect of:
Tax rates which are different than the Cayman Islands (Successor) and UK (Predecessor) rates	22.6%	0.5%	0.4%	4.3%
Tax impact of asset impairment and disposition	—%	—%	4.5%	0.3%
Tax impact of restructuring	—%	1.0%	2.1%	(4.1)%
Tax impact of the tax regulation change	—%	—%	0.9%	—%
Tax impact of valuation allowance	(25.2)%	—%	(4.3)%	0.5%
Resolution of (reserve for) tax authority audits	2.9%	(0.2)%	2.5%	3.2%

Total	0.3%	1.3%	6.1%	4.2%